Concentration and risks (Details Narrative) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Risks and Uncertainties [Abstract]
Cash and cash equivalents and time deposits	$ 4,994,550	$ 3,513